Investments - Acquisition of Logitel Offshore Holding AS - Additional Information (Detail) $ in Millions		1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 11, 2014 USD ($) PurchaseOrder MaintenanceAndSafety	Feb. 28, 2015 MaintenanceAndSafety	Jun. 30, 2015	Jun. 30, 2015 USD ($)
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project				$ 3,800.0
Logitel Offshore Holdings [Member]
Net Investment Income [Line Items]
Number of Units for Maintenance and Safety | MaintenanceAndSafety	3
Expected cost of project	$ 580.0
Logitel Offshore Holdings [Member] | Order or Production Backlog [Member]
Net Investment Income [Line Items]
Number of options to order | PurchaseOrder	6
Logitel Offshore Holdings [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of Units for Maintenance and Safety | MaintenanceAndSafety	1
Logitel Offshore Holdings [Member] | Delivered [Member]
Net Investment Income [Line Items]
Number of Units for Maintenance and Safety | MaintenanceAndSafety		1
Operating lease arrangement period, lessor				3 years
Teekay Offshore [Member]
Net Investment Income [Line Items]
Rate of interest on unpaid balance			5.00%	5.00%
Teekay Offshore [Member] | Units for Maintenance and Safety [Member] | Third [Member]
Net Investment Income [Line Items]
Delivery option exercise period			120 days
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Net Investment Income [Line Items]
Percentage of ownership acquired	100.00%
Portion of purchase price paid in cash	$ 4.0
Potential additional cash amount for purchase price	27.6
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Order or Production Backlog [Member]
Net Investment Income [Line Items]
Repayment of non-interest bearing amount on bond	$ 30.0
Long-term debt, maturities, repayment terms				Within six months of delivery of each of the three UMS ordered from COSCO
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of Units for Maintenance and Safety | MaintenanceAndSafety	2
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Newbuildings [Member] | Order or Production Backlog [Member]
Net Investment Income [Line Items]
Repayment of non-interest bearing amount on bond	$ 10.0
Other commitments, description				If Logitel orders additional UMS with the Sevan cylindrical design, Logitel will be required to pay Sevan up to $11.9 million for each of the next three UMS ordered. If the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016, Sevan has a one-time option to receive the remaining two options with COSCO.
Teekay Offshore [Member] | Sevan Marine [Member] | Newbuildings [Member] | Additional Order Or Production Backlog [Member] | Maximum [Member]
Net Investment Income [Line Items]
Repayment of non-interest bearing amount on bond	$ 11.9